SHARE REPURCHASE PROGRAM (Details) - 2021 Share Repurchase Program $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares
Equity, Class of Treasury Stock [Line Items]
Term of repurchase program					12 months
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	420,274	420,274	427,984		9,000
Total cost of shares repurchased	$ 1,344	¥ 9,542	¥ 6,959		¥ 164
Weighted average price of shares repurchased | $ / shares	$ 3.29			$ 2.47		$ 2.86
Extension period for share repurchase program	12 months	12 months	12 months
American Depositary Shares | Maximum
Equity, Class of Treasury Stock [Line Items]
Authorized repurchase amount | $						$ 10,000
Class A ordinary shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	2,101,370	2,101,370	2,139,920		45,000